SCHEDULE OF CONSIDERATION PAID FOR ACQUISITION (Details) - USD ($)	Jun. 30, 2021	Jun. 03, 2021	May 07, 2021
Tickeri Inc [Member]
Business Acquisition [Line Items]
Total consideration		$ 20,000,000
Tickeri Inc [Member] | Notes Payable [Member]
Business Acquisition [Line Items]
Total consideration		10,000,000
Tickeri Inc [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Total consideration		$ 10,000,000
Monster Creative LLC [Member]
Business Acquisition [Line Items]
Total consideration	$ 8,000,000		$ 8,000,000
Monster Creative LLC [Member] | Convertible Notes Payable [Member]
Business Acquisition [Line Items]
Total consideration	7,500,000
Monster Creative LLC [Member] | Non-Convertible Notes Payable [Member]
Business Acquisition [Line Items]
Total consideration	$ 500,000